Property, Plant and Equipment, Net - Schedule of Property, Plants and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	$ 52,931
Property, plant and equipment at ending	51,795	$ 52,931
Accumulated depreciation:
Depreciation	17,287	18,513	$ 18,527
Computers, furniture and equipment [Member]
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	33,109
Property, plant and equipment at ending	29,621	33,109
Leasehold improvements [Member]
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	17,597
Property, plant and equipment at ending	19,749	17,597
Motor vehicles [Member]
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	1,682
Property, plant and equipment at ending	1,845	1,682
Software [Member]
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	543
Property, plant and equipment at ending	580	543
Cost [Member]
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	$ 188,504	192,709
Measurement period adjustments	(462)
Initially consolidated company	$ 3,837	5,303
Purchases	16,556	16,303
Disposals	(7,657)	(21,410)
Exchange rate differences from translation of foreign operations	(2,174)	(4,401)
Property, plant and equipment at ending	198,604	188,504	192,709
Cost [Member] | Computers, furniture and equipment [Member]
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	$ 137,060	139,977
Measurement period adjustments	(94)
Initially consolidated company	$ 2,379	3,215
Purchases	10,843	12,402
Disposals	(5,851)	(15,564)
Exchange rate differences from translation of foreign operations	(1,256)	(2,970)
Property, plant and equipment at ending	143,081	137,060	139,977
Cost [Member] | Leasehold improvements [Member]
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	$ 43,132	42,816
Measurement period adjustments	81
Initially consolidated company	$ 698	2,051
Purchases	5,164	3,160
Disposals	(285)	(3,746)
Exchange rate differences from translation of foreign operations	(515)	(1,149)
Property, plant and equipment at ending	48,275	43,132	42,816
Cost [Member] | Motor vehicles [Member]
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	$ 5,562	7,497
Measurement period adjustments	3
Initially consolidated company	$ 760	12
Purchases	427	278
Disposals	(1,521)	(1,990)
Exchange rate differences from translation of foreign operations	(70)	(235)
Property, plant and equipment at ending	5,161	5,562	7,497
Cost [Member] | Software [Member]
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	$ 2,750	2,419
Measurement period adjustments	(452)
Initially consolidated company		25
Purchases	122	463
Disposals		(110)
Exchange rate differences from translation of foreign operations	(333)	(47)
Property, plant and equipment at ending	2,087	2,750	2,419
Accumulated depreciation [Member]
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	$ 135,573	137,738
Measurement period adjustments	(442)
Initially consolidated company	$ 2,336	2,735
Disposals	(6,340)	(20,312)
Exchange rate differences from translation of foreign operations	(1,605)	(3,101)
Property, plant and equipment at ending	146,809	135,573	137,738
Accumulated depreciation:
Depreciation	17,287	18,513
Accumulated depreciation [Member] | Computers, furniture and equipment [Member]
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	$ 103,951	105,874
Measurement period adjustments	2
Initially consolidated company	$ 1,827	2,002
Disposals	(4,995)	(15,224)
Exchange rate differences from translation of foreign operations	(643)	(2,201)
Property, plant and equipment at ending	113,460	103,951	105,874
Accumulated depreciation:
Depreciation	13,318	13,500
Accumulated depreciation [Member] | Leasehold improvements [Member]
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	25,535	24,762
Initially consolidated company	172	709
Disposals	(220)	(3,490)
Exchange rate differences from translation of foreign operations	(303)	(669)
Property, plant and equipment at ending	28,526	25,535	24,762
Accumulated depreciation:
Depreciation	3,342	4,223
Accumulated depreciation [Member] | Motor vehicles [Member]
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	$ 3,880	4,844
Measurement period adjustments	1
Initially consolidated company	$ 337	3
Disposals	(1,125)	(1,488)
Exchange rate differences from translation of foreign operations	(324)	(172)
Property, plant and equipment at ending	3,316	3,880	4,844
Accumulated depreciation:
Depreciation	547	693
Accumulated depreciation [Member] | Software [Member]
Schedule of Property, Plants and Equipment, Net [Line Items]
Property, plant and equipment at beginning	$ 2,207	2,258
Measurement period adjustments	(445)
Initially consolidated company		21
Disposals		(110)
Exchange rate differences from translation of foreign operations	(335)	(59)
Property, plant and equipment at ending	1,507	2,207	$ 2,258
Accumulated depreciation:
Depreciation	$ 80	$ 97